ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Summary of Contract Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contract with Customer, Asset, after Allowance for Credit Loss [Abstract]
Contract assets	¥ 421,469	¥ 186,536
Contract assets, net	¥ 421,469	¥ 186,536